Employee Benefits (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discretionary contributions		$ 0	$ 0
Plan expenses	$ 800,000